ProShares Russell 2000 Dynamic Buffer ETF Annual Fund Operating Expenses - ProShares Russell 2000 Dynamic Buffer ETF - None	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.58%

[1]	“Other Expenses” are estimated.